K&L GATES LLP 1601 K STREET, N.W. WASHINGTON, DC 20006-1600 T 202.778.9000 F 202.778.9100 klgates.com

February 10, 2015

VIA EDGAR

Ms. Valerie Lithotomos

Division of Investment Management

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Legg Mason Global Asset Management Trust (File Nos. 333-162441; 811-22338)

Martin Currie Emerging Markets Fund

Post-Effective Amendment No. 88 under Rule 485(a) under the Securities Act of 1933

Dear Ms. Lithotomos,

Transmitted herewith for filing on behalf of Legg Mason Global Asset Management Trust (“Registrant”), pursuant to the Securities Act of 1933, as amended (“1933 Act”), and Rule 485(a) of Regulation C (“Rule 485(a)”) thereunder, and pursuant to the Investment Company Act of 1940, as amended ( “1940 Act”), and the regulations thereunder, is Post-Effective Amendment No. 88 to the Registrant’s Registration Statement on Form N-1A (“PEA 88”) on behalf of Martin Currie Emerging Markets Fund (the “Fund”). PEA 88 includes the prospectus (“Prospectus”), statement of additional information (“SAI”) and certain other exhibits of the Fund. This transmission includes a conformed signature page for the Registrant and a majority of the Trustees (signed by power of attorney), the manually signed originals of which are maintained at the office of the Registrant.

The purpose of PEA 88 is to add one new series to the Registrant, the Fund, which will have seven classes of shares – Class A, Class A2, Class C, Class FI, Class R, Class I, and Class IS, to be effective as of April 26, 2015. This filing is not intended to affect the prospectus or statement of additional information of any Class of any of the previously registered series of the Registrant.

The form of the Prospectus, the sections of the Prospectus titled “Purchase and sale of fund shares”, “Tax information”, “Payments to broker/dealers and other financial intermediaries”, “Portfolio holdings”, “Choosing a class of shares to buy”, “Comparing the fund’s classes”, “Sales charges,” “More about contingent deferred sales charges”, “Retirement and institutional investors - eligible investors”, “Buying shares”, “Exchanging shares”, “Redeeming shares”, “Other things to know about transactions”, “Dividends, other distributions and taxes” and “Share price”, the form of the SAI and the disclosure contained in the sections of the SAI entitled “Additional Tax Information”, “Additional Purchase and Redemption Information”, “Valuation of Fund Shares”, “Disclosure of Portfolio Holdings”, “Tax-Deferred Qualified Plans - Class A and Class C Shares”, “Management of the Fund”, “Portfolio Transactions and Brokerage”, “The Fund’s Distributor”, “The Fund’s Legal Counsel”, “The Fund’s Independent Registered Public Accounting Firm” and “Financial Statements” are substantially the same as parallel disclosure in the prospectus and statement of additional information contained in the Registrant’s currently effective registration statement reviewed by the staff in the following filings:

Post-Effective Amendment No. 67 to the Registrant’s registration statement on Form N-1A filed pursuant to the 1933 Act and Rule 485(a) of Regulation C thereunder, and pursuant to the 1940 Act and the regulations thereunder for Class A, Class A2, Class C, Class FI, Class R, Class I and Class IS shares of the Miller Income Opportunity Trust (Accession No. 0001193125-13-473423) (December 13, 2013).

Post-Effective Amendment No. 81 to the Registrant’s registration statement on Form N-1A filed pursuant to the 1933 Act and Rule 485(a) of Regulation C thereunder, and pursuant to the 1940 Act and the regulations thereunder for Class A, Class C, Class FI, Class R, Class I and Class IS shares of the Legg Mason BW Dynamic Large Cap Value Fund (Accession No. 0001193125-14-298534) (August 6, 2014).

Accordingly, we request that the Staff use the limited review procedure of 1933 Act Release No. 6510 (February 15, 1984) in reviewing PEA 88. Pursuant to Rule 485(a)(2) under the 1933 Act, the Registrant elects to have PEA 88 become effective on April 26, 2015. The Registrant respectfully requests that the Staff furnish the Registrant with any comments on this filing by March 27, 2015. This will assist the Registrant in keeping to its expected commencement of operations date for the summary prospectus printing schedule.

Please contact me at (202) 778-9403 or Ndenisarya M. Bregasi at (202) 778-9021 with any questions or comments you may have. Thank you for your attention.

Sincerely,

/s/ Marguerite W. Laurent

Marguerite W. Laurent